Operating expenses - Disclosure Of Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Expenses
Other non recurring income	€ 52	€ 0
Total other operating income and expenses	6	(963)
Pharmaengine
Disclosure Of Operating Expenses
Contract termination indemnities	0	(963)
Jefferies
Disclosure Of Operating Expenses
Contract termination indemnities	€ (46)	€ 0